Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Effective income tax, percent		28.10%	14.30%	13.80%
Unrecognized tax benefits, income tax penalties and interest expense		$ 18	$ 13	$ 1
Net operating loss carryforward recognized		32	9	$ 189
Accrued interest and penalties		96	71
Tax credit carryforward, amount		141
Tax credit carryforward, valuation allowance			4
Undistributed earnings of foreign subsidiaries		11,700
Unrecognized tax benefits, interest on income tax expense		279	$ 224
Domestic Tax Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards		271
Deferred tax assets, operating loss carryforwards		57
Operating loss carryforwards, subject to full valuation allowance		2
State
Income Tax Contingency [Line Items]
Operating loss carryforwards		1,606
Deferred tax assets, operating loss carryforwards		64
Operating loss carryforwards, subject to full valuation allowance		33
Foreign Tax Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards		309
Deferred tax assets, operating loss carryforwards		67
Operating loss carryforwards, subject to full valuation allowance		61
GERMANY
Income Tax Contingency [Line Items]
Tax settlements		$ 754
GERMANY | Forecast
Income Tax Contingency [Line Items]
Tax settlements	$ 11